UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 3954

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Cash Management

October 31, 2010 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--92.2%	Rate (%)		Date	Amount ($)	Value ($)
California--88.5%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Eskaton
Village-Roseville) (LOC; KBC
Bank)		0.30	11/7/10	14,670,000 a	14,670,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Northbay Healthcare
Group) (LOC; JPMorgan Chase
Bank)		0.30	11/7/10	12,000,000 a	12,000,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Santa Cruz Montessori
School) (LOC; Comerica Bank)		0.41	11/7/10	765,000 a	765,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue, Refunding (Eskaton
Properties, Inc.) (LOC; Bank
of America)		0.30	11/7/10	15,560,000 a	15,560,000
Alameda County Industrial
Development Authority,
Recovery Zone Facility Revenue
(Dale Hardware, Inc. Project)
(LOC; Comerica Bank)		0.33	11/7/10	2,670,000 a	2,670,000
Alameda Unified School District,
GO Notes, TRAN		2.00	6/30/11	2,600,000	2,616,991
California,
GO Notes (LOC; KBC Bank)		0.28	11/1/10	19,900,000 a	19,900,000
California,
GO Notes (LOC; Landesbank
Hessen-Thuringen Girozentrale)		0.27	11/1/10	8,300,000 a	8,300,000
California Economic Development
Financing Authority, Revenue,
Refunding (KQED, Inc. Project)
(LOC; Wells Fargo Bank)		0.55	11/7/10	200,000 a	200,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)		0.30	11/19/10	2,900,000	2,900,000
California Enterprise Development
Authority, IDR (Ramar
International Corporation
Project) (LOC; Bank of the
West)		0.30	11/7/10	4,220,000 a	4,220,000
California Enterprise Development
Authority, IDR (Tri Tool Inc.
Project) (LOC; Comerica Bank)		0.36	11/7/10	10,000,000 a	10,000,000
California Infrastructure and
Economic Development Bank, IDR
(Kennfoods USA, LLC Project)
(LOC; Bank of the West)		0.30	11/7/10	2,500,000 a	2,500,000

California Municipal Finance
Authority, Revenue (Norte Dame
High School, San Jose) (LOC;
Comerica Bank)	0.41	11/7/10	445,000 a	445,000
California Municipal Finance
Authority, Revenue (Trinity
School) (LOC; Comerica Bank)	0.41	11/7/10	670,000 a	670,000
California Pollution Control
Financing Authority, SWDR
(Athens Services Project)
(LOC; Wells Fargo Bank)	0.28	11/7/10	9,700,000 a	9,700,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Comerica Bank)	0.34	11/7/10	2,745,000 a	2,745,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Union Bank of
California)	0.31	11/7/10	10,010,000 a	10,010,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica
Bank)	0.34	11/7/10	3,140,000 a	3,140,000
California Pollution Control
Financing Authority, SWDR
(South Bay Recycling Project)
(LOC; Union Bank of California)	0.31	11/7/10	3,150,000 a	3,150,000
California Pollution Control
Financing Authority, SWDR,
Refunding (BLT Enterprises of
Fremont LLC Project) (LOC;
Union Bank of California)	0.31	11/7/10	9,415,000 a	9,415,000
California Pollution Control
Financing Authority, SWDR,
Refunding (MarBorg Industries
Project) (LOC; Union Bank of
California)	0.31	11/7/10	3,640,000 a	3,640,000
California School Cash Reserve
Program Authority, Revenue	2.50	12/30/10	13,000,000	13,031,208
California Statewide Communities
Development Authority, TRAN
(County of Yolo)	2.00	6/30/11	5,400,000	5,435,288
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.29	11/7/10	6,255,000 a,b	6,255,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.28	11/7/10	14,750,000 a,b	14,750,000
Irvine Assessment District Number

97-17, Limited Obligation
Improvement Bonds (LOC; State
Street Bank and Trust Co.)	0.28	11/1/10	3,100,000 a	3,100,000
Los Angeles,
GO Notes, TRAN	2.00	6/30/11	16,400,000	16,548,457
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax
Revenue, Refunding (Liquidity
Facility; Bank of Nova Scotia)	0.26	11/1/10	9,000,000 a	9,000,000
Los Angeles Department of Water
and Power, Power System
Revenue (Liquidity Facility;
Bank of America)	0.26	11/1/10	1,700,000 a	1,700,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (LOC;
State Street Bank and Trust
Co.)	0.28	11/1/10	1,200,000 a	1,200,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(LOC; State Street Bank and
Trust Co.)	0.28	11/1/10	20,900,000 a	20,900,000
Orange County Sanitation District,
COP, Refunding (Liquidity
Facility; Lloyds TSB Bank PLC)	0.29	11/1/10	11,000,000 a	11,000,000
Poway Unified School District
Public Financing Authority, LR
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.50	11/7/10	26,600,000 a	26,600,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.44	11/7/10	1,240,000 a,b	1,240,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, Revenue
(Japanese American National
Museum)) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	0.54	11/7/10	4,400,000 a,b	4,400,000
Ravenswood City School District,
GO Notes, TRAN	1.75	7/1/11	2,000,000	2,009,176
Riverside County Transportation
Commission, Sales Tax Revenue
(Liquidity Facility; JPMorgan
Chase Bank)	0.28	11/7/10	6,900,000 a	6,900,000
Roseville Joint Union High School
District, COP (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;

Dexia Credit Locale)	0.50	11/7/10	1,350,000 a	1,350,000
San Jose Redevelopment Agency,
MFHR (101 San Fernando
Apartments) (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	0.38	11/7/10	13,000,000 a,b	13,000,000
San Pablo Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Tenth Township
Redevelopment Project) (LOC;
Union Bank of California)	0.28	11/1/10	6,000,000 a	6,000,000
Sausalito,
MFHR (Rotary Village Senior
Housing Project) (LOC; Bank of
the West)	0.29	11/7/10	2,185,000 a	2,185,000
Stockton,
Health Facility Revenue
(Dameron Hospital Association)
(LOC; Citibank NA)	0.28	11/1/10	1,000,000 a	1,000,000
Tahoe Forest Hospital District,
Revenue (LOC; U.S. Bancorp)	0.28	11/1/10	1,000,000 a	1,000,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	0.32	11/7/10	1,480,000 a	1,480,000

U.S. Related--3.7%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.29	11/7/10	7,815,000 a,b	7,815,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	0.45	11/7/10	4,980,000 a,b	4,980,000

Total Investments (cost $322,096,120)			92.2%	322,096,120
Cash and Receivables (Net)			7.8%	27,257,345
Net Assets			100.0%	349,353,465

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, these securities amounted to $52,440,000 or 15.0% of net assets.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2010, in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	322,096,120
Level 3 - Significant Unobservable Inputs	-
Total	322,096,120

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Cash Management Fund

October 31, 2010 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.1%	Rate (%)		Date	Amount ($)	Value ($)
New York--99.4%
Attica,
GO Notes, BAN		2.00	11/19/10	1,000,000	1,000,439
Bayville,
GO Notes, BAN		1.50	3/24/11	1,814,500	1,819,087
Broome County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Good Shepherd Village
at Endwell, Inc. Project)
(LOC; M&T Bank)		0.33	11/7/10	3,250,000 a	3,250,000
Chenango County Industrial
Development Agency, Civic
Facilities Revenue (Grace View
Manor Nursing Home Project)
(LOC; Banco Santander)		0.33	11/7/10	3,455,000 a	3,455,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Bank)		0.33	11/7/10	4,400,000 a	4,400,000
East Farmingdale Volunteer Fire
Company Inc., Volunteer Fire
Department Revenue (LOC;
Citibank NA)		0.55	11/7/10	4,395,000 a	4,395,000
Eastchester Union Free School
District, GO Notes, TAN		1.00	12/29/10	2,500,000 b	2,502,448
Elmira City School District,
GO Notes, BAN		1.50	6/30/11	2,260,000 b	2,265,163
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Paul Smith's
College Project) (LOC; U.S.
Bank NA)		0.36	11/7/10	470,000 a	470,000
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Trudeau
Institute, Inc. Project) (LOC;
HSBC Bank USA)		0.43	11/7/10	2,130,000 a	2,130,000
Hamburg Central School District,
GO Notes, RAN		1.25	11/18/10	1,500,000 b	1,500,345
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)		0.35	11/7/10	11,000,000 a	11,000,000
Metropolitan Transportation
Authority, RAN		2.00	12/31/10	5,000,000	5,013,211
Monroe County Industrial
Development Agency, Civic

Facility Revenue (Saint Ann's
Home for the Aged Project)
(LOC; HSBC Bank USA)	0.30	11/7/10	1,130,000 a	1,130,000
Monroe County Industrial
Development Agency, Revenue
(Collegiate Housing Foundation
- Rochester, L.L.C. -
Rochester Institute of
Technology Project) (LOC;
Wells Fargo Bank)	0.28	11/7/10	10,795,000 a,b	10,795,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.30	11/1/10	13,800,000 a	13,800,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program)
(LOC; Bank of America)	0.50	11/7/10	1,445,000 a,b	1,445,000
New York City Housing Development
Corporation, Residential
Revenue (Queens College
Residences) (LOC; FHLB)	0.25	11/7/10	14,900,000 a,b	14,900,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Ateret Torah
Center Project) (LOC; Wachovia
Bank)	0.28	11/7/10	12,480,000 a,b	12,480,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC; TD
Bank)	0.33	11/7/10	4,715,000 a,b	4,715,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; TD Bank)	0.33	11/7/10	3,360,000 a	3,360,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.32	3/1/11	8,000,000	8,000,000
New York Local Government
Assistance Corporation, Senior
Lien Revenue, Refunding
(Liquidity Facility; Dexia
Credit Locale)	0.31	11/7/10	500,000 a	500,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility;
Westdeutsche Landesbank)	0.33	11/7/10	2,550,000 a	2,550,000
New York State Dormitory
Authority, Revenue (D'Youville
College) (LOC; Key Bank)	0.35	11/7/10	5,235,000 a,b	5,235,000
New York State Dormitory
Authority, Revenue (F.F.T.
Senior Communities, Inc.)
(LOC; KBC Bank)	0.29	11/7/10	3,915,000 a	3,915,000

New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.30	11/7/10	10,200,000 a	10,200,000
New York State Dormitory
Authority, Revenue (Saint John
Fisher College) (LOC; FHLB)	0.25	11/7/10	5,625,000 a,b,c	5,625,000
New York State Dormitory
Authority, Revenue (Samaritan
Medical Center) (LOC; HSBC
Bank USA)	0.25	11/7/10	6,720,000 a	6,720,000
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue
(Pooled Financing Program)	4.50	3/15/11	500,000	507,139
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.28	11/7/10	2,400,000 a	2,400,000
New York State Thruway Authority,
General Revenue, BAN	2.50	7/15/11	200,000	202,733
New York State Thruway Authority,
General Revenue, BAN	4.00	7/15/11	290,000	297,009
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)	5.00	3/15/11	500,000	508,239
Olean,
GO Notes, BAN	1.50	8/11/11	1,500,000	1,502,227
Orange County Industrial
Development Agency, Civic
Facility Revenue (Tuxedo Park
School Project) (LOC; M&T Bank)	0.33	11/7/10	1,000,000 a	1,000,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
164th Series)	5.00	9/1/11	500,000	518,759
Port Authority of New York and New
Jersey, Equipment Notes	0.34	11/7/10	2,800,000 a	2,800,000
Rome,
GO Notes, BAN	1.25	1/20/11	1,215,877	1,216,537
Sag Harbor Union Free School
District, GO Notes, TAN	1.50	6/23/11	1,200,000 b	1,203,037
Schenectady,
GO Notes, BAN	1.50	5/20/11	5,600,000	5,607,540
Springs Union Free School
District, GO Notes, TAN	1.50	6/30/11	1,100,000 b	1,106,515
Sullivan County,
GO Notes, TAN	1.00	3/10/11	1,500,000	1,502,654
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	0.34	11/7/10	1,800,000 a	1,800,000
Ticonderoga Central School
District, GO Notes, BAN	2.00	6/24/11	1,228,175 b	1,234,805
Triborough Bridge and Tunnel
Authority, General Revenue

(Liquidity Facility; Dexia
Credit Locale)	0.32	11/7/10	8,495,000 a	8,495,000
Westchester County Health Care
Corporation, CP (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Westchester County)	0.41	11/8/10	1,340,000	1,340,000
Westchester County Health Care
Corporation, CP (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Westchester County)	0.42	11/8/10	4,765,000	4,765,000

U.S. Related--.7%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.29	11/7/10	1,250,000 a,d	1,250,000

Total Investments (cost $187,827,887)			100.1%	187,827,887
Liabilities, Less Cash and Receivables			(.1%)	(183,391)
Net Assets			100.0%	187,644,496

a Variable rate demand note - rate shown is the interest rate in effect at October 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At October 31, 2010, the fund had $65,007,313 or 34.6% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Partially purchased on a delayed delivery basis.
d Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, this security amounted to $1,250,000 or 0.7% of net assets.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	187,827,887
Level 3 - Significant Unobservable Inputs	-
Total	187,827,887

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Exempt Cash Management

October 31, 2010 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--101.8%	Rate (%)		Date	Amount ($)	Value ($)
Alabama--.2%
Alabama Public School and College
Authority, Capital Improvement
Revenue		5.00	12/1/10	5,000,000	5,019,142

Arizona--.7%
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; BNP
Paribas and LOC; BNP Paribas)		0.38	11/7/10	12,405,000 a,b,c	12,405,000
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Bank of America)		0.42	11/7/10	9,875,000 a,b,c	9,875,000

California--1.1%
Los Angeles Department of Water
and Power, Revenue, CP
(Liquidity Facility; Wells
Fargo Bank)		0.29	11/10/10	35,500,000	35,500,000

Colorado--3.0%
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (YMCA of the Rockies
Project) (LOC; Bank of America)		0.40	11/1/10	8,000,000 a	8,000,000
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue (LOC; U.S. Bank NA)		0.28	11/7/10	9,900,000 a	9,900,000
RBC Municipal Products Inc. Trust
(Meridian Village Metropolitan
District Number One,
Improvement Revenue)
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)		0.28	11/7/10	17,600,000 a,b	17,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue		0.28	11/7/10	55,300,000 a	55,300,000
Southglenn Metropolitan District,
Special Revenue (LOC; BNP
Paribas)		0.29	11/7/10	8,000,000 a	8,000,000

Connecticut--.5%
Connecticut Health and Educational
Facilities Authority, Revenue
(The Jerome Home Issue) (LOC;

Bank of America)	0.35	11/7/10	4,560,000 a,c	4,560,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)
(Liquidity Facility; Citibank
NA)	0.28	11/7/10	11,850,000 a,b	11,850,000

Delaware--.7%
Delaware Economic Development
Authority, Multi-Family
Revenue (School House Trust
Project) (LOC; HSBC Bank USA)	0.45	11/7/10	11,900,000 a	11,900,000
Delaware Economic Development
Authority, Revenue
(Connections Community Support
Programs, Inc. Project) (LOC;
PNC Bank NA)	0.27	11/7/10	2,500,000 a	2,500,000
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.25	11/7/10	8,325,000 a,c	8,325,000

District of Columbia--3.2%
District of Columbia,
Revenue (American Legacy
Foundation Issue)	0.27	11/7/10	14,000,000 a	14,000,000
District of Columbia,
Revenue (American Public
Health Association Issue)
(LOC; Bank of America)	0.50	11/7/10	6,565,000 a,c	6,565,000
District of Columbia,
Revenue (Carnegie Endowment
for International Peace Issue)
(LOC; Wells Fargo Bank)	0.28	11/7/10	20,250,000 a	20,250,000
District of Columbia,
Revenue, CP (National Academy
of Sciences) (LOC; Bank of
America)	0.32	11/3/10	29,220,000	29,220,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (LOC; Bank of America)	0.30	11/1/10	33,855,000 a	33,855,000

Florida--7.5%
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.31	11/7/10	22,925,000 a,b	22,925,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	2.00	4/21/11	68,000,000	68,226,440
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wells Fargo Bank)	0.32	12/14/10	28,151,000	28,151,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	0.26	11/7/10	14,500,000 a,c	14,500,000

Jacksonville,
Transportation Revenue (LOC;
Wachovia Bank)	0.27	11/7/10	10,100,000 a	10,100,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.34	11/1/10	18,050,000 a,c	18,050,000
Port Orange,
Revenue (Palmer College of
Chiropractic Florida Project)
(LOC; Bank of America)	0.40	11/7/10	3,665,000 a	3,665,000
Sunshine State Governmental
Financing Commission, Revenue
(LOC; Dexia Credit Locale)	0.33	11/7/10	14,500,000 a	14,500,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.35	1/13/11	12,050,000	12,050,000
Tohopekaliga Water Authority,
Utility System Revenue (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.29	11/7/10	51,430,000 a	51,430,000

Georgia--5.1%
Cobb County,
GO Notes, TAN	1.50	12/30/10	75,000,000	75,146,124
Fulton County,
General Fund TAN	2.00	12/31/10	45,000,000	45,127,131
Fulton County Development
Authority, Educational
Facilities Revenue (Catholic
Education of North Georgia,
Inc. Project) (LOC; Wachovia
Bank)	0.27	11/7/10	14,200,000 a	14,200,000
Fulton County Housing Authority,
MFHR (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.31	11/7/10	25,365,000 a,b	25,365,000
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project) (LOC;
Branch Banking and Trust Co.)	0.30	11/7/10	5,040,000 a,c	5,040,000

Illinois--6.6%
Chicago O'Hare International
Airport, Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Citibank NA)	0.30	11/7/10	5,470,000 a,b	5,470,000
Illinois Educational Facilities
Authority, Revenue, CP (Pooled
Finance Program) (LOC;
Northern Trust Company)	0.32	3/8/11	81,200,000	81,200,000
Illinois Finance Authority,
Revenue (Hospice of
Northeastern Illinois Project)
(LOC; Harris NA)	0.30	11/7/10	6,500,000 a,c	6,500,000
Illinois Finance Authority,

Revenue (The Landing at
Plymouth Place Project) (LOC;
Lloyds TSB Bank PLC)	0.30	11/7/10	10,000,000 a	10,000,000
Illinois Health Facilities
Authority, Revenue (Revolving
Fund Pooled Financing Program)
(LOC; JPMorgan Chase Bank)	0.28	11/7/10	4,450,000 a,c	4,450,000
Illinois Toll Highway Authority,
Toll Highway Senior Priority
Revenue (Liquidity Facility;
Dexia Credit Locale)	0.33	11/7/10	80,000,000 a	80,000,000
Illinois Toll Highway Authority,
Toll Highway Senior Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.31	11/7/10	23,000,000 a	23,000,000
Lake County,
MFHR (Whispering Oaks
Apartments Project) (LOC;
FHLMC)	0.33	11/7/10	3,250,000 a	3,250,000

Indiana--1.7%
Indiana Bond Bank,
Midyear Funding Program Notes
(LOC; JPMorgan Chase Bank)	1.50	1/6/11	12,220,000	12,243,414
Indiana Finance Authority,
HR (Community Health Network
Project) (LOC; Bank of America)	0.30	11/7/10	15,000,000 a,c	15,000,000
Indiana Finance Authority,
Revenue (Ascension Health
Senior Credit Group)	0.25	11/7/10	5,000,000 a,c	5,000,000
Indiana Finance Authority,
Revenue, Refunding (Trinity
Health Credit Group)	0.23	11/7/10	5,900,000 a,c	5,900,000
Richmond Hospital Authority,
Revenue (Reid Hospital
Project) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.29	11/1/10	16,500,000 a,c	16,500,000

Kentucky--.7%
Kentucky Property and Buildings
Commission, Revenue, Refunding
(Project Number 84) (Liquidity
Facility; Dexia Credit Locale
and LOC; Dexia Credit Locale)	0.46	11/7/10	16,305,000 a,b	16,305,000
Madisonville,
HR (The Trover Clinic
Foundation, Inc.) (Liquidity
Facility; U.S. Bank NA)	0.31	11/7/10	6,695,000 a,c	6,695,000

Louisiana--2.1%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Healthcare
Facilities Revenue, Refunding

(Saint James Place of Baton
Rouge Project) (LOC; Bank of
America)	0.30	11/7/10	11,520,000 a,c	11,520,000
Louisiana Municipal Natural Gas
Purchasing and Distribution
Authority, Revenue (Putters
Program) (Gas Project Number
1) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	0.30	11/7/10	17,983,000 a,b	17,983,000
Louisiana Public Facilities
Authority, HR (Touro Infirmary
Project) (Liquidity Facility;
Merrill Lynch Bank and LOC;
Bank of America)	0.42	11/7/10	30,840,000 a,b,c	30,840,000
Port of New Orleans Board of
Commissioners, Subordinate
Lien Revenue, Refunding (LOC;
FHLB)	0.28	11/7/10	9,090,000 a	9,090,000

Maine--.3%
Maine Finance Authority,
Revenue (Waynflete School
Issue) (LOC; JPMorgan Chase
Bank)	0.31	11/7/10	11,090,000 a	11,090,000

Maryland--1.4%
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Bank)	0.31	11/7/10	3,500,000 a	3,500,000
Frederick County,
Revenue (Homewood, Inc.
Facility) (LOC; M&T Bank)	0.30	11/7/10	12,900,000 a	12,900,000
Frederick County,
Revenue, Refunding
(Manekin-Frederick Associates
Facility) (LOC; M&T Bank)	0.40	11/7/10	2,230,000 a	2,230,000
Maryland Economic Development
Corporation, EDR, Refunding
(United States Pharmacopeial
Convention, Inc. Project)
(LOC; Bank of America)	0.30	11/1/10	3,700,000 a	3,700,000
Maryland Economic Development
Corporation, Revenue (Easter
Seals Facility) (LOC; M&T Bank)	0.33	11/7/10	6,780,000 a	6,780,000
Maryland Economic Development
Corporation, Revenue (Legal
Aid Bureau, Inc. Facility)
(LOC; M&T Bank)	0.35	11/7/10	1,965,000 a	1,965,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (De Matha
Catholic High School Issue)
(LOC; Branch Banking and Trust
Co.)	0.30	11/7/10	9,690,000 a	9,690,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)

(LOC; Branch Banking and Trust
Co.)	0.29	11/7/10	5,700,000 a,c	5,700,000

Massachusetts--2.2%
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.26	11/1/10	4,500,000 a	4,500,000
Massachusetts,
GO Notes, RAN	2.00	5/26/11	36,000,000	36,344,450
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.28	11/7/10	20,000,000 a	20,000,000
Massachusetts Development Finance
Agency, Revenue (The Marine
Biological Laboratory Issue)
(LOC; JPMorgan Chase Bank)	0.30	11/7/10	10,100,000 a	10,100,000
Worcester,
GO Notes, BAN	1.75	11/5/10	2,000,000	2,000,239

Michigan--9.0%
Deutsche Bank Spears/Lifers Trust
(Royal Oak Hospital Finance
Authority, HR, Refunding
(William Beaumont Hospital
Obligated Group)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.29	11/7/10	16,705,000 a,b,c	16,705,000
Jackson County Hospital Finance
Authority, HR, Refunding (W.A.
Foote Memorial Hospital)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Comerica Bank)	0.36	11/7/10	7,950,000 a,c	7,950,000
Michigan,
GO Notes	2.00	9/30/11	55,000,000	55,778,800
Michigan Finance Authority,
State Aid Revenue Notes	2.00	8/19/11	15,000,000	15,142,342
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.35	11/2/10	37,500,000 c	37,500,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.27	11/3/10	37,500,000 c	37,500,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.30	11/9/10	15,000,000 c	15,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.30	12/1/10	3,365,000 c	3,365,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.30	12/6/10	13,000,000 c	13,000,000
Michigan Hospital Finance
Authority, Revenue, CP

(Trinity Health System)	0.30	12/7/10	15,000,000 c	15,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.30	1/11/11	34,135,000 c	34,135,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.30	1/11/11	4,705,000 c	4,705,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.28	11/7/10	12,185,000 a	12,185,000
Michigan State University Board of
Trustees, General Revenue
(LOC; Bank of America)	0.27	11/7/10	15,800,000 a,c	15,800,000
University of Michigan,
CP	0.28	12/7/10	8,305,000	8,305,000

Minnesota--1.0%
Minneapolis,
GO Notes, Refunding	3.00	12/1/10	2,500,000	2,505,569
RBC Municipal Products Inc. Trust
(Minneapolis, Health Care
System Revenue (Fairview
Health Services)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.28	11/7/10	10,000,000 a,b,c	10,000,000
University of Minnesota,
CP	0.32	11/9/10	15,175,000	15,175,000
University of Minnesota,
CP	0.32	11/9/10	4,250,000	4,250,000

Mississippi--.8%
Mississippi Business Finance
Corporation, Revenue (Wis-Pak
of Hattiesburg, LLC Project)
(LOC; JPMorgan Chase Bank)	0.27	11/7/10	14,750,000 a	14,750,000
Mississippi Business Finance
Corporation, Revenue,
Refunding (Renaissance at
Colony Park, LLC Refunding
Project) (LOC; FHLB)	0.27	11/7/10	10,000,000 a	10,000,000

Missouri--.8%
Kansas City Industrial Development
Authority, Revenue (Kansas
City Downtown Redevelopment
District) (LOC; JPMorgan Chase
Bank)	0.28	11/7/10	25,800,000 a	25,800,000

Nebraska--.3%
Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.27	11/7/10	9,745,000 a,c	9,745,000

Nevada--2.4%

Austin Trust
(Clark County, GO Bond Bank
Bonds) (Liquidity Facility;
Bank of America)	0.30	11/7/10	9,770,000 a,b	9,770,000
Las Vegas Convention and Visitors
Authority, Revenue, CP (LOC:
Bank of Nova Scotia, Fortis
Bank and State Street Bank and
Trust Co.)	0.37	11/2/10	20,000,000	20,000,000
Las Vegas Valley Water District,
CP (LOC; BNP Paribas)	0.35	11/2/10	47,600,000	47,600,000

New Hampshire--.8%
New Hampshire Health and Education
Facilities Authority, HR
(Catholic Medical Center
Issue) (LOC; FHLB)	0.26	11/7/10	8,500,000 a,c	8,500,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.27	11/1/10	6,420,000 a	6,420,000
New Hampshire Higher Educational
and Health Facilities
Authority, Revenue (Hunt
Community Issue) (LOC; TD Bank)	0.28	11/7/10	9,795,000 a,c	9,795,000

New Jersey--2.5%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	0.32	11/7/10	82,745,000 a	82,745,000

New Mexico--.2%
Dona Ana County,
Industrial Revenue (Foamex
Products, Inc. Project) (LOC;
Wachovia Bank)	0.34	11/7/10	6,000,000 a	6,000,000

New York--5.3%
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.30	11/7/10	23,150,000 a	23,150,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.35	11/7/10	13,500,000 a	13,500,000
Metropolitan Transportation
Authority, RAN	2.00	12/31/10	15,000,000	15,039,633
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;

Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.32	11/7/10	26,000,000 a	26,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Dexia Credit Locale)	0.30	11/1/10	8,000,000 a	8,000,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.32	3/1/11	30,000,000	30,000,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility;
Westdeutsche Landesbank)	0.33	11/7/10	40,000,000 a	40,000,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Liquidity Facility;
JPMorgan Chase Bank)	0.24	11/7/10	16,285,000 a	16,285,000

North Carolina--.5%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC;
Branch Banking and Trust Co.)	0.30	11/7/10	5,000,000 a,c	5,000,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (WakeMed)
(LOC; Wachovia Bank)	0.27	11/7/10	9,300,000 a,c	9,300,000
Piedmont Triad Airport Authority,
Airport Revenue (LOC; Branch
Banking and Trust Co.)	0.35	11/7/10	3,400,000 a	3,400,000

Ohio--4.6%
Akron, Bath and Copley Joint
Township Hospital District,
Health Care Facilities Revenue
(Sumner on Ridgewood Project)
(LOC; KBC Bank)	0.30	11/7/10	5,200,000 a,c	5,200,000
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; JPMorgan Chase Bank)	0.27	11/1/10	6,700,000 a,c	6,700,000
Cleveland,
Airport System Revenue (LOC;
KBC Bank)	0.35	11/7/10	8,500,000 a	8,500,000
Franklin County,
Hospital Facilities Revenue,
Refunding (OhioHealth
Corporation) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.31	11/7/10	59,400,000 a,c	59,400,000
Ohio,
HR (Cleveland Clinic Health

System Obligated Group)	0.26	11/1/10	5,400,000 a	5,400,000
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health
System)	0.29	11/30/10	13,000,000 c	13,000,000
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health
System)	0.32	1/11/11	20,000,000 c	20,000,000
Princeton City School District
Board of Education, BAN
(School Improvement)	2.00	11/24/10	16,000,000	16,016,070
Puttable Floating Option Tax
Exempt Receipts (Hamilton
County, Hospital Facilities
Revenue (University Hospital))
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.35	11/7/10	14,300,000 a,b,c	14,300,000

Oklahoma--1.4%
Oklahoma Development Finance
Authority, Continuing Care
Retirement Community Revenue,
Refunding (Inverness Village
Project) (LOC; KBC Bank)	0.30	11/7/10	22,600,000 a,c	22,600,000
Oklahoma Development Finance
Authority, Revenue, CP
(Integris Baptist Medical
Center)	0.31	12/17/10	23,650,000 c	23,650,000

Oregon--.4%
Salem Hospital Facility Authority,
Revenue (Capital Manor, Inc.
Project) (LOC; Bank of America)	0.30	11/7/10	5,370,000 a,c	5,370,000
Salem Hospital Facility Authority,
Revenue, Refunding (Capital
Manor, Inc. Project) (LOC;
Bank of America)	0.30	11/7/10	8,475,000 a,c	8,475,000

Pennsylvania--12.3%
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.48	1/13/11	5,000,000 c	5,000,000
Bucks County Industrial
Development Authority, Revenue
(Pennswood Village Project)
(LOC; Bank of America)	0.33	11/7/10	7,100,000 a,c	7,100,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Bank)	0.33	11/7/10	11,190,000 a,c	11,190,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Bank)	0.33	11/7/10	6,465,000 a,c	6,465,000
Emmaus General Authority
(Pennsylvania Variable Rate

Loan Program) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Wachovia Bank)	0.32	11/7/10	65,075,000 a	65,075,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	11/7/10	8,600,000 a	8,600,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	11/7/10	10,500,000 a	10,500,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	11/7/10	10,600,000 a	10,600,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	11/7/10	5,850,000 a	5,850,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	11/7/10	15,700,000 a	15,700,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	11/7/10	9,200,000 a	9,200,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	11/7/10	12,200,000 a	12,200,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	11/7/10	10,000,000 a	10,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	11/7/10	9,400,000 a	9,400,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	11/7/10	6,400,000 a	6,400,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	11/7/10	10,000,000 a	10,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.29	11/7/10	11,800,000 a	11,800,000
General Authority of South Central
Pennsylvania, Revenue
(Lutheran Social Services of
South Central Pennsylvania
Project) (LOC; M&T Bank)	0.33	11/7/10	16,305,000 a	16,305,000
Lancaster County Hospital
Authority, Health Center

Revenue (LUTHERCARE Project)
(LOC; M&T Bank)	0.28	11/7/10	33,406,000 a,c	33,406,000
Lancaster County Hospital
Authority, Revenue (Landis
Home Retirement Community
Project) (LOC; M&T Bank)	0.33	11/7/10	7,970,000 a,c	7,970,000
Lehigh County General Purpose
Authority, HR (Lehigh Valley
Health Network) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Wells Fargo Bank)	0.30	11/1/10	13,670,000 a,c	13,670,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program) (LOC;
M&T Bank)	0.33	11/7/10	595,000 a	595,000
Philadelphia,
GO Notes, TRAN	2.00	6/30/11	52,000,000	52,443,268
Pottstown Borough Authority,
Educational Facilities Revenue
(The Hill School Project)
(LOC; M&T Bank)	0.28	11/7/10	7,000,000 a	7,000,000
Ridley School District,
GO Notes (LOC; TD Bank)	0.28	11/7/10	3,000,000 a	3,000,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.30	12/7/10	15,000,000	15,000,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.31	1/7/11	20,000,000	20,000,000
Wallingford-Swarthmore School
District, GO Notes (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.43	11/7/10	10,000,000 a	10,000,000
York General Authority,
Revenue (Strand-Capitol
Performing Arts Center
Project) (LOC; M&T Bank)	0.33	11/7/10	3,765,000 a	3,765,000

South Carolina--1.4%
South Carolina Jobs-Economic
Development Authority, HR
(Conway Hospital, Inc.)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Branch Banking and
Trust Co.)	0.33	11/7/10	44,625,000 a,c	44,625,000

Tennessee--7.8%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.30	11/7/10	49,425,000 a	49,425,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue

(LOC; Branch Banking and Trust
Co.)	0.30	11/7/10	9,690,000 a	9,690,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.30	11/7/10	6,245,000 a	6,245,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.30	11/7/10	6,000,000 a	6,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.30	11/7/10	48,225,000 a	48,225,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)
(Liquidity Facility:
Bayerische Landesbank and
Landesbank Hessen-Thuringen
Girozentrale)	0.22	11/7/10	18,460,000 a	18,460,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.30	11/1/10	6,000,000 a	6,000,000
Shelby County Health, Educational
and Housing Facility Board,
Revenue (Trezevant Manor
Project) (LOC; Bank of America)	0.28	11/7/10	5,070,000 a,c	5,070,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.30	11/7/10	14,640,000 a,b	14,640,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.30	11/7/10	53,990,000 a,b	53,990,000
Tennessee,
CP	0.32	1/13/11	18,000,000	18,000,000
Tennessee,
CP (Liquidity Facility;
Tennessee Consolidated
Retirement System)	0.32	12/7/10	18,750,000	18,750,000

Texas--7.1%
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (LOC; JPMorgan Chase
Bank)	0.30	11/1/10	5,000,000 a,c	5,000,000
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (LOC; JPMorgan Chase
Bank)	0.30	11/1/10	19,500,000 a,c	19,500,000

Harris County,
GO Notes, TAN	2.00	2/28/11	32,000,000	32,173,720
Harris County Cultural Education
Facilities Finance
Corporation, Revenue, CP
(Methodist Healthcare)	0.45	1/11/11	22,500,000 c	22,500,000
Harris County Health Facilities
Development Corporation,
Revenue (Saint Luke's
Episcopal Hospital) (Liquidity
Facility: Bank of America,
JPMorgan Chase Bank and
Northern Trust Co.)	0.27	11/1/10	4,950,000 a,c	4,950,000
Harris County Metropolitan Transit
Authority, CP (Liquidity
Facility; JPMorgan Chase Bank)	0.34	12/9/10	13,250,000	13,250,000
Houston,
Utility System Revenue, CP
(LOC; Bank of Nova Scotia)	0.33	11/2/10	10,000,000	10,000,000
JPMorgan Chase Putters/Drivers
Trust (Texas, TRAN) (Liquidity
Facility; JPMorgan Chase Bank)	0.28	11/7/10	33,000,000 a,b	33,000,000
Puttable Floating Option Tax
Exempt Receipts (Brazos County
Health Facilities Development
Corporation, Revenue
(Franciscan Services
Corporation Obligated Group))
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.35	11/7/10	7,000,000 a,b,c	7,000,000
RBC Municipal Products, Inc.
(Houston, Combined Utility
System First Lien Revenue,
Refunding) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.28	11/7/10	21,000,000 a,b	21,000,000
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)	0.24	11/7/10	6,500,000 a,c	6,500,000
Texas,
TRAN	2.00	8/31/11	32,000,000	32,440,039
Texas A&M University,
University Revenue, CP	0.30	1/13/11	4,500,000	4,500,000
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue
(Liquidity Facility; Citibank
NA)	0.28	11/7/10	10,940,000 a,b	10,940,000
University of Texas,
University Revenue, CP	0.30	11/15/10	9,000,000	9,000,000

Utah--2.3%
Central Utah Water Conservancy
District Revenue, Refunding
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.33	11/7/10	39,600,000 a	39,600,000

Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.24	11/7/10	24,700,000 a,c	24,700,000
Utah Housing Corporation,
SFMR (LOC; Royal Bank of
Canada)	0.50	12/29/10	4,805,000	4,805,000
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.30	11/7/10	6,400,000 a	6,400,000

Virginia--.3%
Fairfax County Economic
Development Authority,
Educational Facilities Revenue
(Trinity Christian School
Project) (LOC; Wachovia Bank)	0.37	11/7/10	9,000,000 a	9,000,000
Virginia Commonwealth University,
General Pledge Revenue (LOC;
Wachovia Bank)	0.26	11/1/10	200,000 a	200,000

Washington--.2%
Puttable Floating Option Tax
Exempt Receipts (Washington,
Various Purpose GO, Refunding)
(Liquidity Facility; Bank of
America)	0.30	11/7/10	6,060,000 a,b	6,060,000

Wisconsin--1.2%
Byron,
IDR, Refunding (Ocean Spray
Cranberries, Inc. Project)
(LOC; Bank of America)	0.37	11/7/10	6,500,000 a	6,500,000
Milwaukee,
School RAN	1.25	12/29/10	10,000,000	10,015,190
Milwaukee,
School RAN	2.00	12/29/10	15,000,000	15,040,600
Milwaukee Redevelopment Authority,
Redevelopment LR (University
of Wisconsin-Milwaukee
Kenilworth Project) (LOC; U.S.
Bank NA)	0.28	11/7/10	6,340,000 a	6,340,000

U.S. Related--2.2%
Puerto Rico Commonwealth
Public Improvement GO Notes,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.27	11/7/10	2,200,000 a	2,200,000
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.27	11/7/10	50,415,000 a	50,415,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue

(Liquidity Facility; Citibank
NA)	0.29	11/7/10	18,815,000 a,b	18,815,000

Total Investments (cost $3,307,157,171)			101.8%	3,307,157,171
Liabilities, Less Cash and Receivables			(1.8%)	(59,621,531)
Net Assets			100.0%	3,247,535,640

a Variable rate demand note - rate shown is the interest rate in effect at October 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, these securities amounted to $386,838,000 or 11.9% of net assets.
c At October 31, 2010, the fund had $843,766,000 or 26.0% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	3,307,157,171
Level 3 - Significant Unobservable Inputs	-
Total	3,307,157,171

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _/s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	December 23, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)